SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a)	Revenue recognition

Revenue from contracts with customers, is based upon the principle that revenue is recognized when control of a good or service is transferred to a customer. The Company considers that control has passed when there is a present obligation to pay, physical possession, and when legal title and the risks and rewards of ownership have passed to the customer.

In the case of buses and trucks, revenue is recognized when the buses and trucks have been delivered to the customer. The buses and trucks are considered delivered when it is picked up from the Company’s yard by the customer or when it has been delivered to a customer specified location in accordance with the agreement. If it is probable that discounts will be granted and the amount can be measured reliably, then the discount is recognized as a reduction of revenue when the sales are recognized.

In the case of revenue from the sale of parts inventory, revenue is recognized when control of the parts inventory transfers to the customer upon delivery.

In the case where the performance obligation is to stand ready to deliver a bus and deliver a bus if requested, revenue is recognized when the bus has been delivered to the customer or when the stand ready period is complete.

In circumstances where the Company receives consideration or sales deposits from the customer in advance of meeting the revenue recognition criteria, deferred revenue is recognized.

In circumstances where the Company facilitates sales through an agent, and the agent is paid a commission for acting on behalf of the Company, revenue is recorded as the amount of consideration agreed by the ultimate customer and the commission to the agent is recorded as commissions and services expense and included in sales and administration.

In certain circumstances, the Company may agree to accept pre-owned buses or other non-cash considerations as consideration for the purchase of new buses. In these circumstances, the Company recognizes revenue based on the fair value of the non-cash consideration received.

In circumstances where the Company modifies a contract judgement is applied to determine if the modification should be accounted for as a new contract or part of the existing contract, depending upon the nature of the contract. Modifications that defer the delivery of buses or change the type of bus to be delivered in the future are generally accounted for prospectively and deferred revenue is continued to be deferred. A modification that adds additional distinct performance obligations at stand-alone selling prices are accounted for as a new contract.

Revenue from operating leases of buses is recognized in accordance with the terms of the relevant agreement with the customer evenly over the term of that agreement.

b)	Cash and cash equivalents

Cash and cash equivalents consist of cash deposits with banks and highly liquid investments that are readily convertible to cash with maturities of three months or less when purchased, or which are redeemable at the option of the Company.

Any cash which is contractually restricted is classified as restricted cash, as it is not available for ongoing operational purposes until the restriction is removed.

c)	Trade receivables

Trade receivables are recognized initially at fair value and subsequently measured at amortized cost, less expected credit losses. Trade receivables do not carry any interest. The expected credit losses for trade receivables are measured at initial recognition and throughout its life at an amount equal to lifetime expected credit loss and are presented within sales and administration.

d)	Inventory

Inventory for buses, trucks, and aftermarket parts is stated at the lower of cost and net realizable value. Cost for aftermarket parts is determined on a first-in first-out basis. The cost of finished goods comprises raw materials, direct labor, other direct costs, freight, import duties and related production overheads. Net realizable value is the estimated selling price in the ordinary course of business, less any costs to complete and sell the product. An allowance for obsolete, slow-moving or defective inventory is made when necessary.

e)	Intangible assets

Intangible assets consist of intellectual property rights and developed software and licences. Intellectual property rights acquired are initially recognized at cost and are subsequently carried at cost less accumulated amortization and accumulated impairment losses, if any. Software implementation costs have finite lives and are carried at cost less accumulated amortization and accumulated impairment losses, if any. Intellectual property costs are amortized to profit or loss using the straight-line method over 8-10 years, which is their estimated useful life. Software implementation costs are to be amortized over 5 years, which is its estimated useful life. These assets with finite lives are tested at the end of every reporting period for possible impairment or when there are events or changes in circumstances that indicate that their carrying amounts may not be recoverable.

f)	Development costs

Expenditure incurred in the development of products or enhancements to existing product ranges is capitalized as an intangible asset only when the future economic benefits expected to arise are deemed probable and the costs can be reliably measured. Development costs not meeting these criteria are expensed in the statement of operations as incurred. Capitalized development costs are amortized on a straight-line basis over their estimated useful economic lives once the product or enhancement is available for use. Product research costs are expensed as incurred.

g)	Debt issue costs

Debt issue costs are recognized in connection with proposed financing transactions which are specifically identified in that the form of financing is known and its completion is probable. When the financing is completed, these costs are recognized and netted against the value of the debt for debt transactions. Debt issue costs include only those costs which are incremental and directly attributable to the proposed financing transaction. In the event that the transaction is abandoned, previously capitalized debt issue costs are expensed through the consolidated statements of (loss) income and comprehensive (loss) income.

h)	Share issuance costs

Professional, consulting, regulatory and other costs directly attributable to equity financing transactions are recorded as deferred financing costs until the financing transactions are completed, if the completion of the transaction is considered likely; otherwise they are expensed as incurred. Share issuance costs are charged to share capital when the related shares are issued. Deferred financing costs related to financing transactions that are not completed are expensed through the consolidated statements of (loss) income and comprehensive (loss) income.

i)	Property and equipment

Property and equipment are stated at cost net of accumulated depreciation and accumulated impairment losses, if any. Cost includes the acquisition price, any direct costs to bring the asset into productive use at its intended location, the cost of replacing part of the property and equipment and borrowing costs for long-term construction projects if the recognition criteria are met.

Depreciation of property and equipment is recorded in operating expenses with the exception of our buses under lease which is included in cost of sales. Property and equipment are depreciated annually using the following methods and rates:

Office equipment	Declining balance, 20% - 55%
Vehicles	Declining balance, 30%
Buses under lease	Straight-line over the expected life of the bus, up to 12 years
Asset under lease	Straight-line, over lease term
Plant and manufacturing equipment	Straight-line, 25 years

j)	Government assistance

Government assistance is recorded as receivable when the Company qualifies under the terms of a government program and the Company has reasonable assurance the assistance will be received. Government assistance related to the acquisition of property, plant and equipment is recorded as a reduction of the cost of the asset to which it relates, with any amortization calculated on the net amount. Government assistance related to non-capital projects is recorded as a reduction of the related expenses.

k)	Leases

At the inception of a contract, the Company as the lessee assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company assesses whether the contract involves the use of an identified asset, whether the Company has the right to obtain substantially all of the economic benefits from the use of the asset during the term of the arrangement and if the Company has the right to direct the use of the asset.

Leases are recognized as a right-of-use asset and a corresponding liability when the leased asset is available for use by the Company. Lease liabilities are initially measured at the net present value of the fixed lease payments and variable lease payments that are based on an index or a rate, discounted using the rate implicit in the lease, or if that cannot be determined, the Company’s incremental borrowing rate. Right-of-use assets are initially measured at cost, comprising of the amount of the initial measurement of the lease liability, any lease payments made at or before the lease commencement date, and restoration costs.

Right of use assets are depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. Lease liabilities are subsequently measured at amortized cost using the effective interest rate method.

The Company has elected to not recognize right-of-use assets and lease liabilities for leases with a term of less than 12 months and low value leases. The lease payments for these leases are recorded as expenses as they are incurred.

l)	Provisions

Provisions are recorded when a present legal or constructive obligation exists as a result of past events where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount can be made. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

At the time of sale, a provision for warranty claims is recorded in cost of sales. This warranty provision is based upon management’s best estimate of expected future warranty costs for the particular contract. Actual warranty expenditures are charged against the provision as incurred during the two-year warranty period. If actual expense is different from the provision, management re-estimates the remaining provision required and records a change in estimate in cost of sales.

m)	Impairment of non-financial assets

Assets that are subject to depreciation and amortization, such as property and equipment and intangible assets with finite lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

If there are indicators of impairment, an evaluation is undertaken to determine whether the carrying amounts are in excess of their recoverable amounts. An asset’s recoverable amount is determined as the higher of its fair value less costs to sell and its value-in-use. Such reviews are undertaken on an asset-by-asset basis, except where assets do not generate cash flows independent of other assets, in which case the review is undertaken at the cash-generating unit level.

If the carrying amount of an individual asset or cash-generating unit exceeds its recoverable amount, an impairment loss is recorded in the consolidated statements of (loss) income and comprehensive (loss) income to reflect the asset at the recoverable amount. In assessing the value-in-use, the relevant future cash flows expected to arise from the continuing use of such assets and from their disposal are discounted to their present value using a pre-tax discount rate which reflects the current market’s assessments of the time value of money and asset-specific risks for which the cash flow estimates have not been adjusted. Fair value less costs to sell is determined as the price that would be received to sell the asset or group of assets in an orderly transaction between market participants at the measurement date less incremental costs directly attributed to the disposal of the asset or group of assets.

A reversal of a previously recognized impairment loss is recorded in the consolidated statements of (loss) income and comprehensive (loss) income when events or circumstances dictate that the estimates used to determine the recoverable amount have changed since the prior impairment loss was recognized. The carrying amount is increased to the recoverable amount but not beyond the carrying amount net of amortization which would have arisen if the prior impairment loss had not been recognized. After such a reversal, the amortization charge is adjusted in future periods to allocate the asset’s revised carrying amount, less any residual value, on a systematic basis over its remaining useful life.

n)	Financial instruments

Cash and cash equivalents and restricted cash are classified as loans and receivables and are recorded at amortized cost. Interest income is recognized by applying the effective interest rate.

Derivative instruments, including embedded derivatives, are recorded at fair value through profit or loss and, accordingly, are recorded on the consolidated statements of financial position at fair value. Unrealized gains and losses on derivatives held for trading are recorded in profit or loss for the year. Fair values for derivative instruments are determined using valuation techniques, with assumptions based on market conditions existing at the consolidated statements of financial position date or settlement date of the derivative.

Accounts payable, accrued liabilities and debt are classified as other financial liabilities and are recognized initially at fair value, net of any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are held at amortized cost using the effective interest method.

o)	Impairment of financial assets

The Company recognizes a loss allowance for expected credit losses on its financial assets. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If, at the reporting date, the credit risk on the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to twelve month expected credit losses.

p)	Income taxes

Income tax expense comprises current and deferred tax and is recognized in operations except to the extent that it relates to business combinations, or items recognized directly in equity or in other comprehensive loss.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is recognized at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted at the reporting date.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

q)	(Loss) earnings per share

Basic (loss) earnings per share is computed by dividing net (loss) income available to common shareholders by the weighted average number of common shares outstanding during the year. The Company applies the treasury stock method in calculating diluted (loss) earnings per share. Diluted (loss) earnings per share exclude all dilutive potential common shares if their effect is anti-dilutive.

r)	Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related parties may be individuals or corporate entities. Parties are also considered to be related if they are subject to common control or common significant influence. A transaction is considered to be a related party transaction when there is a transfer of resources, services or obligations between related parties.

s)	Stock-based payments

Equity-settled stock-based payments to employees and others providing similar services are measured at the fair value of equity instruments at the grant date. The fair value is measured at grant date, using the Black-Scholes option pricing model, and each tranche is recognized on a graded-vesting basis over the period in which options vest. At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to contributed surplus.

Equity-settled stock-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted. These transactions are then measured at the date the entity obtains the goods or the counterparty renders the service.

Consideration received on the exercise of stock options is recorded in share capital and the related stock-based payment in contributed surplus is transferred to share capital. Charges for options that are forfeited before vesting are reversed from equity.

t)	Share Capital

The Company uses the residual value approach in respect of unit offerings, whereby the amount assigned to the warrant is the excess of the unit price over the trading price of the Company’s shares at the date of issuance, if any.

u)	Reportable segments

The Company operates as a single segment, which is the production and sale of buses, trucks and spare parts in North America, consistent with the internal reporting provided to the chief executive officer.

v)	Recent accounting pronouncements

Certain new accounting standards and interpretations have been published that are not mandatory for December 31, 2022 reporting periods and have not been early adopted by the Company. These standards are not expected to have a material impact on the Company in the current or future reporting periods and on foreseeable future transactions.